Investment Strategy - FT Vest Gold Strategy Quarterly Buffer ETF	Dec. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange options (“FLEX Options”) that reference the price performance of the SPDR® Gold Trust (the “Underlying ETF"), U.S. Treasury securities, cash and cash equivalents. FLEX Options are customized equity or index option contracts that trade on an exchange, but provide investors with the ability to customize key contract terms like exercise prices, styles and expiration dates. The Underlying ETF is an exchange-traded investment trust that holds physical gold bars. World Gold Trust Services, LLC (“WGTS”) serves as the Underlying ETF’s sponsor and HSBC plc serves as the Underlying ETF’s custodian. The Underlying ETF's custodian may utilize subcustodians that hold the Underlying ETF's gold on its behalf. The Underlying ETF is not expected to pay dividends. See “The Underlying ETF” for more information. The Fund’s investment sub-advisor is Vest Financial LLC ("Vest" or the "Sub-Advisor"). The Fund uses FLEX Options, short-term U.S. Treasury securities, cash and cash equivalents to employ a “target outcome strategy.” Target outcome strategies seek to produce pre-determined investment outcomes based upon the performance of an underlying security or index. The pre-determined outcomes sought by the Fund, which include a buffer (before fees and expenses) against losses between -5% and -15% of the Underlying ETF and a cap of 9.67% (before fees and expenses), are based on the price performance of the Underlying ETF over an approximate three-month period (the “Target Outcome Period”). When the Fund's fees and expenses are taken into account, the cap is 9.44% and the buffer is between -5.23% and -15.23%. The cap and buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The target outcomes the Fund seeks for investors that hold Fund shares for an entire Target Outcome Period are as follows, though there can be no guarantee these results will be achieved:●If the Underlying ETF appreciates over the Target Outcome Period, the combination of the Fund’s U.S. Treasury securities, cash and cash equivalents, and the FLEX Options held by the Fund seeks to provide upside participation matching the performance of the share price of the Underlying ETF, up to a cap that is determined at the start of the Target Outcome Period. The cap for the current Target Outcome Period is 9.67%, prior to taking into account the Fund’s fees and expenses.●If the Underlying ETF decreases over the Target Outcome Period by up to 5% or less, the combination of the Fund’s U.S. Treasury securities, cash and cash equivalents and the FLEX Options held by the Fund provides a payoff at expiration that is intended to match that of the Underlying ETF up to -5% over the Target Outcome Period before fees and expenses (i.e., the Fund's shareholders will bear all Underlying ETF losses between 0% and -5% on a one-to-one basis, meaning if the Underlying ETF loses 5%, the Fund loses 5% (before fees and expenses)).●If the Underlying ETF decreases over the Target Outcome Period by more than 5% but less than or equal to 15%, the combination of the Fund’s U.S. Treasury securities, cash and cash equivalents, and the FLEX Options held by the Fund provides a payoff at expiration that is intended to protect investors from Underlying ETF losses between -5% and-15% over the Target Outcome Period before fees and expenses (i.e., if the Underlying ETF loses 15%, the Fund loses 5% (before fees and expenses)).●If the Underlying ETF decreases in price by more than 15% over the Target Outcome Period, the combination of the Fund’s U.S. Treasury securities, cash and cash equivalents, and the FLEX Options held by the Fund provides a payoff at expiration that is 10% less than the percentage loss on the Underlying ETF with a maximum loss of approximately 90% over the Target Outcome Period before fees and expenses. An investor that purchases shares at a price below the lower range of the buffer has the potential to lose their entire investment and may not experience any benefit from the buffer.See the bar chart and line graph set forth in the section entitled "Buffer and Cap" for more information.The current Target Outcome Period will begin on September 1, 2026 and end on November 30, 2026. Subsequent Target Outcome Periods will begin on the day the prior Target Outcome Period ends and will end on the approximate three-month anniversary of that new Target Outcome Period. On the first day of each new Target Outcome Period, the Fund resets by investing in a new set of FLEX Options that are designed to provide a new cap for the new Target Outcome Period. This means that the cap will change for each Target Outcome Period based upon prevailing market conditions at the beginning of each Target Outcome Period. The cap and buffer, and the Fund’s value relative to each, should be considered before investing in the Fund. The Fund will be perpetually offered and not terminate after the current or any subsequent Target Outcome Period. Approximately one week prior to the end of the current Target Outcome Period, the Fund’s website will be updated to alert existing shareholders that the Target Outcome Period is approaching its conclusion and will disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. See “Subsequent Target Outcome Periods” for more information.An investor that purchases Fund shares other than on the first day of a Target Outcome Period and/or sells Fund shares prior to the end of a Target Outcome Period may experience results that are very different from the target outcomes sought by the Fund for that Target Outcome Period. While the cap and buffer are designed to provide the intended outcomes only for investors that hold their shares throughout the complete term of the Target Outcome Period, an investor can expect their shares to generally move in the same direction as the Underlying ETF during the Target Outcome Period. However, during the Target Outcome Period, an investor’s shares may not experience price movement to the same extent as the price movement of the Underlying ETF. During the Target Outcome Period, there may be periods of significant disparity between the Fund’s Net Asset Value ("NAV") and the Underlying ETF’s price performance. As the Underlying ETF’s price and the Fund’s NAV change over the Target Outcome Period, an investor acquiring Fund shares after the start of the Target Outcome Period will likely have a different return potential than an investor who purchased Fund shares at the start of the Target Outcome Period. This is because while the cap and buffer for the Target Outcome Period are fixed levels that are calculated in relation to the Underlying ETF price and the Fund's NAV at the start of a Target Outcome Period and remain constant throughout the Target Outcome Period, an investor purchasing Fund shares at market value during the Target Outcome Period likely purchased Fund shares at a price that is different from the Fund’s NAV at the start of the Target Outcome Period (i.e., the NAV that the cap and buffer reference). For example, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by at least 5% from the value of the Fund on the first day of the Target Outcome Period, that investor’s buffer will essentially be decreased by the amount of the decrease in the Underlying ETF’s value exceeding 5%. Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from the value of the Fund on the first day of the Target Outcome Period, that investor’s cap will essentially be decreased by the amount of the increase in the Underlying ETF’s value. See “Buffer and Cap” below for additional information. To achieve the target outcomes sought by the Fund for a Target Outcome Period, an investor must hold Fund shares for that entire Target Outcome Period. An investor that holds Fund shares through multiple Target Outcome Periods may fail to experience gains comparable to those of the Underlying ETF over time because at the end of each Target Outcome Period, a new cap will be established based on the then current price of the Underlying ETF and any gains above the prior cap will be forfeit. Similarly, an investor that holds Fund shares through multiple Target Outcome Periods will be unable to recapture losses from prior Target Outcome Periods because at the end of each Target Outcome Period, a new buffer will be established based on the then current price of the Underlying ETF and any losses experienced below the prior buffer will be locked in. Moreover, the annual imposition of a new cap on future gains may make it difficult to recoup any losses from prior Target Outcome Periods such that, over multiple Target Outcome Periods, the Fund may have losses that exceed those of the Underlying ETF.In addition to the FLEX Options, short-term U.S. Treasury securities, cash and cash equivalents, the Fund may utilize a box spread options trade (a “Box Spread”) to, among other things, manage collateral. A Box Spread is an offsetting set of options that have risk and return characteristics similar to U.S. Treasuries, cash and cash-equivalents. A Box Spread consists of a synthetic long position coupled with an offsetting synthetic short position through a combination of options contracts on a reference asset at the same expiration date. The synthetic long position consists of (i) buying a call option and (ii) selling a put option, each on the same reference asset and each with the same strike price and expiration date. The synthetic short position consists of (i) buying a put option and (ii) selling a call option, each on the same reference asset and each with the same expiration date as the synthetic long but with a different strike price from the synthetic long. The difference between the strike prices of the synthetic long and the synthetic short determines the expiration value (or value at maturity) of the Box Spread. The reference asset for the Box Spread will be the S&P 500® Index or an exchange-traded fund tracking the S&P 500® Index.Buffer and Cap The Fund seeks to provide a buffer of Underlying ETF losses of between -5% and -15% at the end of each Target Outcome Period. The buffer designation identifies the Fund’s objective to provide a buffer of 10% against Underlying ETF losses between -5% and -15%. The Fund will bear the first 5% of losses, and after the Underlying ETF has decreased in price by more than 15%, the Fund will experience subsequent losses on a one-to-one basis (i.e., if the Underlying ETF loses 20%, the Fund loses 10% (before fees and expenses)). The buffer is before taking into account the Fund’s fees and expenses charged to shareholders. When the Fund's fees and expenses are taken into account, the buffer is between -5.23% and -15.23%. The buffer will be further reduced by any brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund's management fee. The Fund does not seek to provide a buffer on losses between -5% and -15% of the Underlying ETF at any time other than the end of the Target Outcome Period.If an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has decreased in value by 15% or more from the value of the Fund on the first day of the Target Outcome Period (the “Initial Fund Value”), that investor’s buffer will essentially be zero (meaning the investor can lose its entire investment). If an investor purchases Fund shares at a time when the Fund has decreased in value by more than 5% but less than 15% from the Initial Fund Value, that investor’s buffer will be reduced by the difference between -5% and the NAV of the Fund on the date the investor purchases the shares. However, that investor’s potential gain will be larger than the Fund’s cap for the Target Outcome Period because the investor may experience the full gain if the Fund recovers the value it has lost from the first day of the Target Outcome Period through the date the investor purchased its Fund shares plus any additional gains between the Initial Fund Value and the cap. The cap and buffer relative to the Initial Fund Value, however, will not change over the Target Outcome Period.Conversely, if an investor purchases Fund shares during a Target Outcome Period at a time when the Fund has increased in value from its Initial Fund Value for a Target Outcome Period, then that investor's cap will essentially be decreased by the amount of increase in the Fund's value from the Initial Fund Value, and the investor will experience losses prior to gaining the protection offered by the buffer (because the Fund must first decrease in value to 5% less than its Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer). While the Fund seeks to limit losses to 90% for shareholders who hold Fund shares for an entire Target Outcome Period, there is no guarantee it will successfully do so. Depending on the Fund's NAV at the time of purchase, a shareholder that purchases Fund shares after the first day of a Target Outcome Period may lose their entire investment if the Fund has decreased in value below the buffer. An investment in the Fund is only appropriate for shareholders willing to bear those losses. Despite the intended buffer, a shareholder could lose their entire investment.The returns of the Fund are subject to a cap of 9.67% (before fees and expenses) and 9.44% (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee) for the Target Outcome Period. Unlike other investment products, the potential returns an investor can receive from the Fund are subject to a pre-determined upside return cap that represents the maximum percentage return an investor can achieve from an investment in the Fund for an entire Target Outcome Period before fees and expenses. In the event the Underlying ETF experiences gains over a Target Outcome Period, the Fund seeks to provide investment returns (before fees and expenses) that match the percentage increase of the Underlying ETF, but any percentage gains over amount of the cap will not be experienced by the Fund. This means that if the Underlying ETF experiences gains for a Target Outcome Period in excess of the cap for that Target Outcome Period, the Fund will not benefit from those excess gains. Therefore, regardless of the performance of the Underlying ETF, the cap is the maximum return an investor can achieve from an investment in the Fund for that Target Outcome Period. The cap is set on the first day of each Target Outcome Period. The cap is provided prior to taking into account annual Fund management fees of 0.90% of the Fund's daily net assets, brokerage commissions, trading fees, taxes and any extraordinary expenses incurred by the Fund. Such extraordinary expenses (incurred outside of the ordinary operation of the Fund) may include, for example, unexpected litigation, regulatory or tax expenses. The cap and buffer could be lower if the Fund incurs extraordinary expenses or other costs and expenses that are not borne by the Advisor under its unitary management fee. The defined cap applicable to a Target Outcome Period will vary based on prevailing market conditions at the time, including then-current interest rate levels, Underlying ETF volatility, and the relationship of puts and calls on the underlying FLEX Options. The cap, and the Fund’s value relative to it on any given day, should be considered before investing in the Fund. If an investor purchases Fund shares during a Target Outcome Period, and the Fund has already increased in value above its Initial Fund Value for that Target Outcome Period to a level near to the cap, an investor purchasing Fund shares will have limited to no gain potential for the remainder of the Target Outcome Period (because the investor’s potential gain will be limited to the difference between the Fund’s NAV on the date the investor purchased the Fund shares and the cap). However, the investor will remain vulnerable to significant downside risk because the investor will bear the losses between the price at which they purchased Fund shares and 5% below the Initial Fund Value for the Target Outcome Period before subsequent losses will be protected by the buffer. If an investor buys Fund shares when the price exceeds the cap, an investor will not experience any gain regardless of the performance of the Underlying ETF. The following bar chart and line graph illustrate the hypothetical returns that the combination of the U.S. Treasury securities, cash and cash equivalents, and FLEX Options seek to provide with respect to the price performance of the Underlying ETF in certain illustrative scenarios over the course of the Target Outcome Period. The hypothetical cap level in the bar chart and line graph below is for illustration only and the actual cap may be different. The bar chart and line graph do not take into account payment by the Fund of fees and expenses. The bar chart and line graph only provide an example of the Fund's desired outcomes for investors holding through the entire Target Outcome Period, and are not necessarily indicative of Fund performance. There is no guarantee that the Fund will be successful in providing these investment outcomes for any Target Outcome Period.●The graph above represents the Fund’s hypothetical intended return profile based upon the performance of the Underlying ETF.●The hypothetical cap level in the graphs above is for illustration only and the actual cap may be different. ●In the graph above, the dotted line represents the Underlying ETF’s performance, and the blue and orange lines represent the return profile gross of fees and expenses sought by the Fund in relation to the Underlying ETF’s indicated performance.Investors purchasing shares of the Fund during a Target Outcome Period will experience different results. The Fund’s website, http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BGLD, provides information relating to the possible outcomes for an investor of an investment in the Fund on a daily basis, if purchased on that date and held through the end of the Target Outcome Period, including the Fund’s value relative to the cap and buffer. Before purchasing Fund shares, an investor should visit the Fund's website to review this information and understand the possible outcomes of an investment in Fund shares on a particular day and held through the end of the Target Outcome Period.The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund may not invest 25% or more of the value of its total assets in securities of issuers in any one industry or group of industries except to the extent that the Underlying ETF invests more than 25% of its assets in an industry or group of industries. General Information on the FLEX OptionsFor each Target Outcome Period, the Fund will invest in both purchased and written put and call FLEX Options that reference the Underlying ETF. Because the value of the Fund is based on FLEX Options that reference the Underlying ETF and not the Underlying ETF directly, variations in the value of the FLEX Options impact the correlation between the Fund’s NAV and the price of the Underlying ETF. FLEX Options are customizable exchange-traded option contracts guaranteed for settlement by the Options Clearing Corporation (“OCC”), a market clearinghouse. The OCC guarantees performance by each of the counterparties to the FLEX Options, becoming the “buyer for every seller and the seller for every buyer,” protecting clearing members and options traders from counterparty risk. The OCC may make adjustments to FLEX Options for certain significant events, as more fully described in the section entitled “Fund Investments” below. Although guaranteed for settlement by the OCC, FLEX Options are still subject to counterparty risk with the OCC and subject to the risk that the OCC may fail to perform the settlement of the FLEX Options due to bankruptcy or other adverse reasons.The FLEX Options that the Fund will hold that reference the Underlying ETF will give the Fund the right or the obligation to either receive or deliver shares of the Underlying ETF, or the right or the obligation to either receive or deliver a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price, depending on whether the option is a put or call option and whether the Fund purchases or sells the option. The FLEX Options held by the Fund are European style options, which are exercisable at the strike price only on the FLEX Option expiration date.The Fund will generally, under normal conditions, hold three kinds of FLEX Options for each Target Outcome Period. The Fund will purchase a call option (giving the Fund the right to receive shares of the Underlying ETF or a cash payment), while simultaneously selling (i.e., writing) a call option (giving the Fund the obligation to deliver shares of the Underlying ETF or a cash payment) and a put option (giving the Fund the right to deliver shares of the Underlying ETF or a cash payment). The Fund intends to structure the FLEX Options so that any amount owed by the Fund on the written FLEX Options will be covered by payouts at expiration from the purchased FLEX Options and the U.S. Treasury securities and cash and cash equivalents. As a result, the FLEX Options will be fully covered and no additional collateral will be necessary during the life of the Fund. The Fund receives premiums in exchange for the written FLEX Options and pays premiums in exchange for the purchased FLEX Options. The OCC and securities exchanges on which the FLEX Options are listed do not charge ongoing fees to writers or purchasers of the FLEX Options during their life for continuing to hold the option contracts, but may charge transaction fees. On the FLEX Option’s expiration date, the Fund intends to sell the FLEX Options prior to their expiration or cash-settle the FLEX Options and use the resulting proceeds to purchase new FLEX Options for the next Target Outcome Period.The Underlying ETFThe Underlying ETF is an exchange-traded investment trust that holds physical gold bars. World Gold Trust Services, LLC (“WGTS”) serves as the Underlying ETF’s sponsor and HSBC Bank plc serves as the Underlying ETF’s custodian. The Underlying ETF's custodian may utilize subcustodians that hold the Underlying ETF's gold on its behalf. The Underlying ETF is not expected to pay dividends. You can find the Underlying ETF’s prospectus and other information about the ETF, including the most recent reports to shareholders, online at spdrgoldshares.com.The summary information below regarding the Underlying ETF comes from its filings with the SEC. You are urged to refer to the SEC filings made by the Underlying ETF and to other publicly available information (e.g., the Underlying ETF’s annual reports) to obtain an understanding of the Underlying ETF’s business and financial prospects.The following description of the Underlying ETF’s principal investment strategies was taken directly from the Underlying ETF’s prospectus, dated October 4, 2022 (“GLD” refers to the Underlying ETF; other defined terms have been modified and are limited to this excerpt).The investment objective of GLD is for its shares to reflect the performance of the price of gold bullion, less GLD’s expenses. WGTS believes that, for many investors, GLD's shares represent a cost-effective investment in gold. GLD’s shares represent units of fractional undivided beneficial interest in and ownership of GLD and trade under the ticker symbol “GLD” on the NYSE Arca.GLD is treated as a “grantor trust” for U.S. federal income tax purposes. As a result, GLD itself is not subject to U.S. federal income tax. Instead, GLD’s income and expenses “flow through” to the shareholders, and the Trustee will report the GLD’s income, gains, losses and deductions to the Internal Revenue Service on that basis..…An allocated account is an account with a bullion dealer, which may also be a bank, to which individually identified gold bars owned by the account holder are credited. The gold bars in an allocated gold account are specific to that account and are identified by a list which shows, for each gold bar, the refiner, assay or fineness, serial number and gross and fine weight. All of the GLD’s gold is fully allocated at the end of each business day. GLD’s custodian provides the trustee with regular reports detailing the gold transfers in and out of GLD’s allocated account at the custodian and identifying the gold bars held in GLD’s allocated account at the custodian. Gold held in GLD’s allocated account is the property of GLD and is not traded, leased or loaned under any circumstances.Subsequent Target Outcome PeriodsThe Fund will alert existing shareholders to the new cap at the beginning of each new Target Outcome Period in the following manner:1. Approximately one week prior to the end of the current Target Outcome Period, the Fund will make a sticker filing that will alert existing shareholders that the Target Outcome Period is approaching its conclusion and disclose the anticipated cap range for the next Target Outcome Period. There is no guarantee that the final cap set for a Target Outcome Period will be within the anticipated cap range. This filing will be mailed to existing shareholders and posted on the Fund's website.2. Following the close of business on the last day of the Target Outcome Period, the Fund will make a sticker filing that discloses the Fund’s cap for the next Target Outcome Period. This filing will be mailed to existing shareholders and posted on the Fund's website. Investors should monitor the Fund's website, set forth below, for current information on the next Target Outcome Period.3. On the first day of the new Target Outcome Period, the Fund will file a full prospectus that incorporates the sticker filing from the previous evening which replaces the caps/dates associated with the previous Target Outcome Period with the caps/dates associated with the new Target Outcome Period. Correspondingly, the Fund will file a revised summary prospectus that reflects such changes. This filing will be posted on the Fund's website.The information referenced above will also be available on the Fund's website at
http://www.ftportfolios.com/retail/etf/EtfSummary.aspx?Ticker=BGLD.
Summary of Selection Criteria for Rule 35d-1 Term in Fund Name [Text Block]	Under normal market conditions, the Fund will invest substantially all of its assets in FLexible EXchange options (“FLEX Options”) that reference the price performance of the SPDR® Gold Trust (the “Underlying ETF"), U.S. Treasury securities, cash and cash equivalents.